Financial Liabilities at FVTPL - Schedule of Financial Liabilities at FVTPL (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities at FVTPL [Line Items]
Total value of warrants	$ 5,095
Shown as:
– current liabilities	2,430
– non-current liabilities	2,665
Total	5,095
Warrants issued by the Company [Member]
Schedule of Financial Liabilities at FVTPL [Line Items]
Total value of warrants	2,430
Warrants issued by TGE SPAC [Member]
Schedule of Financial Liabilities at FVTPL [Line Items]
Total value of warrants	$ 2,665